RETIREMENT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$ 869.2	$ 2,931.8
Accumulated benefit obligation	794.9	2,635.0
Fair value of plan assets	309.9	1,972.1
U.S. PENSION
Net periodic benefit costs
Service cost- employee benefits earned during the year	68.6	50.5	46.7
Interest cost on benefit obligation	84.7	89.3	63.4
Expected return on plan assets	(130.1)	(127.1)	(100.6)
Recognition of net actuarial loss	62.3	45.1	31.8
Amortization of prior service cost (benefit)	(6.9)	(4.2)	(4.2)
Settlements/Curtailments	0.9	2.4
Total expense	79.5	56.0	37.1
INTERNATIONAL PENSION
Net periodic benefit costs
Service cost- employee benefits earned during the year	36.0	29.6	23.1
Interest cost on benefit obligation	47.2	48.3	28.2
Expected return on plan assets	(46.9)	(42.3)	(22.5)
Recognition of net actuarial loss	11.3	3.9	5.7
Amortization of prior service cost (benefit)	(0.3)	0.2	0.1
Settlements/Curtailments	(0.3)	1.6	1.3
Total expense	47.0	41.3	35.9
U.S. POSTRETIREMENT HEALTH CARE
Net periodic benefit costs
Service cost- employee benefits earned during the year	5.9	5.1	2.2
Interest cost on benefit obligation	10.8	12.9	9.0
Expected return on plan assets	(1.1)	(1.2)	(1.4)
Recognition of net actuarial loss	0.6	0.4	0.2
Amortization of prior service cost (benefit)	(0.3)	0.1	0.1
Total expense	$ 15.9	$ 17.3	$ 10.1